                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-08995

                         THE NAVELLIER MILLENNIUM FUNDS
                          One East Liberty, Third Floor
                               Reno, Nevada 89501
                                 1-800-887-8671



                                SAMUEL KORNHAUSER
                        LAW OFFICES OF SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111


Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31

Date of Reporting Period:  January 1, 2006 - March 31, 2006

NAVELLIER MILLENNIUM TOP 20 PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

Shares                                                              Market Value
------                                                              ------------
         COMMON STOCKS -- 99.6%
         APPAREL -- 5.2%
 9,820   The Dress Barn, Inc.                                        $  470,869
                                                                     ----------
         BUILDING MATERIALS & PRODUCTS -- 5.0%
 6,940   Cemex S.A. de C.V. ADR                                         453,043
                                                                     ----------
         BUSINESS SERVICES -- 5.1%
 6,398   Moody's Corp.                                                  457,201
                                                                     ----------
         COMPUTER STORAGE DEVICES -- 4.1%
 6,440   SanDisk Corp.*                                                 370,429
                                                                     ----------
         CONSUMER PRODUCTS & SERVICES -- 5.3%
 3,805   Hansen Natural Corp.*                                          479,620
                                                                     ----------
         ELECTRONIC INSTRUMENTS & CONTROLS -- 5.9%
19,165   The Lamson & Sessions Co.*                                     533,362
                                                                     ----------
         FINANCIAL SERVICES -- 8.9%
 9,286   Investment Technology Group, Inc.*                             462,443
 8,475   Nasdaq Stock Market, Inc.*                                     339,339
                                                                     ----------
                                                                        801,782
                                                                     ----------
         INSURANCE -- 4.4%
 3,935   Loews Corp.                                                    398,222
                                                                     ----------
         INSURANCE - ACCIDENT/HEALTH -- 4.5%
 7,500   Coventry Health Care, Inc.*                                    404,850
                                                                     ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 4.5%
 7,400   Hologic, Inc.*                                                 409,590
                                                                     ----------
         OIL/GAS -- 20.2%
 6,480   Giant Industries, Inc.*                                        450,619
 7,420   Helmerich & Payne                                              518,065
11,425   Southwestern Energy Co.*                                       367,771
10,760   Veritas DGC, Inc.*                                             488,396
                                                                     ----------
                                                                      1,824,851
                                                                     ----------
         PERSONAL SERVICES -- 5.8%
11,020   Nutri/System, Inc.*                                            523,670
                                                                     ----------
         REGIONAL BANKS -- 4.6%
11,555   Banco Bradesco S.A. ADR                                        414,940
                                                                     ----------
         SEMICONDUCTORS -- 11.0%
 9,820   NVIDIA Corp.*                                                  562,293

12,095   SiRF Technology Holdings, Inc.*                                428,284
                                                                     ----------
                                                                        990,577
                                                                     ----------
         TRANSPORTATION -- 5.1%
15,700   Air Methods Corp.*                                             463,778
                                                                     ----------
         TOTAL COMMON STOCKS (COST $7,608,801)                       $8,996,784
                                                                     ----------
         SHORT-TERM INVESTMENTS -- 0.9%
         GOVERNMENT AGENCY OBLIGATIONS -- 0.9%
76,970   FHLMC Discount Notes, 2.40%, 4/1/06                             76,970
                                                                     ----------
         MONEY MARKET FUNDS -- 0.0%
   994   FBR Fund for Government Investors                                  994
                                                                     ----------
         TOTAL SHORT-TERM INVESTMENTS (COST $77,964)                 $   77,964
                                                                     ----------
         TOTAL INVESTMENTS SECURITIES -- 100.5%                      $9,074,748
            (COST $7,686,765)
         Liabilities In Excess Of Other Assets -- (0.5%)                (42,780)
                                                                     ----------
         NET ASSETS -- 100.0%                                        $9,031,968
                                                                     ==========

*    Non-income producing.

ADR  -- American Depositary Receipts

See accompanying notes to portfolio of investments.

NAVELLIER MILLENNIUM INTERNATIONAL GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (UNAUDITED)

Shares                                                              Market Value
------                                                              ------------
         COMMON STOCKS -- 96.5%
         AUTOMOBILES -- 2.1%
   800   HONDA MOTOR CO., LTD. ADR (Japan)                           $   24,768
                                                                     ----------
         BANKING -- 9.6%
   887   ABN AMRO Holding NV ADR (Netherlands)                           26,504
   163   Deutsche Bank AG (Germany)                                      18,621
   280   HSBC Holdings plc ADR (United Kingdom)                          23,458
   230   Kookmin Bank ADR (South Korea)                                  19,670
   220   UBS AG (Switzerland)                                            24,193
                                                                     ----------
                                                                        112,446
                                                                     ----------
         BIOTECHNOLOGY & DRUGS -- 3.0%
   560   Novo-Nordisk ADR (Denmark)                                      34,770
                                                                     ----------
         BUILDING MATERIALS & PRODUCTS -- 3.6%
   280   Cemex S.A. de C.V. ADR (Mexico)                                 18,278
   975   Chicago Bridge & Iron Co. N.V. ADR (Netherlands)                23,400
                                                                     ----------
                                                                         41,678
                                                                     ----------
         BUSINESS SERVICES -- 1.2%
   455   Accenture, Ltd. (Bermuda)                                       13,682
                                                                     ----------
         CHEMICALS - DIVERSIFIED -- 1.9%
   420   Akzo Nobel N.V. ADR (Netherlands)                               22,155
                                                                     ----------
         COMPUTER EQUIPMENT, SOFTWARE & SERVICES -- 8.9%
   585   Business Objects S.A. ADR (France)*                             21,335
   605   Logitech International S.A. ADR (Switzerland)*                  24,055
   585   NDS Group plc ADR (United Kingdom)*                             30,438
   535   SAP AG ADR (Germany)                                            29,061
                                                                     ----------
                                                                        104,889
                                                                     ----------
         CONSUMER PRODUCTS & SERVICES -- 1.5%
 1,270   KIRIN BREWERY CO., LTD. (Japan)                                 17,196
                                                                     ----------
         ELECTRONICS -- 4.9%
   415   Canon, Inc. ADR (Japan)                                         27,411
 1,345   Matsushita Electric Industrial Co., Ltd. ADR (Japan)            29,778
                                                                     ----------
                                                                         57,189
                                                                     ----------
         ENGINEERING SERVICES -- 1.2%
 1,166   ABB Ltd. ADR (Switzerland)*                                     14,633
                                                                     ----------

         FINANCIAL SERVICES -- 5.8%
   660   Lazard, Ltd. (Bermuda)                                          29,206
   795   Nomura Holdings, Inc. ADR (Japan)                               17,625
   138   ORIX Corp. ADR (Japan)                                          21,431
                                                                     ----------
                                                                         68,262
                                                                     ----------
         FOOD, BEVERAGE, & TOBACCO -- 4.1%
   460   British American Tobacco plc ADR (Britain)                      22,356
   400   Diageo plc ADR (Britain)                                        25,372
                                                                     ----------
                                                                         47,728
                                                                     ----------
         HEALTHCARE FACILITIES -- 1.3%
   390   Fresenius Medical Care AG & Co. KGaA ADR (Germany)              15,542
                                                                     ----------
         INDUSTRIAL -- 10.3%
   424   BHP Billiton Ltd. ADR (Australia)                               16,896
   460   BOC Group plc ADR (Britain)                                     24,656
   685   E. ON AG ADR (Germany)                                          25,071
   393   KUBOTA CORP. ADR (Japan)                                        21,379
   390   Metso Corp. ADR (Finland)                                       15,027
   480   Scottish Power ADR (Britain)                                    19,339
                                                                     ----------
                                                                        122,368
                                                                     ----------
         INSURANCE -- 4.1%
   640   Axa ADR (France)                                                22,374
   665   ING Groep N.V. ADR (Netherlands)                                26,201
                                                                     ----------
                                                                         48,575
                                                                     ----------
         MEDICAL EQUIPMENT & SUPPLIES -- 1.6%
   680   Luxottica Group ADR (Italy)                                     18,693
                                                                     ----------
         OIL/GAS -- 5.7%
   345   BP Amoco plc ADR (Britain)                                      23,784
   347   EnCana Corp. (Canada)                                           16,215
   260   PetroChina Co. Ltd. ADR (China)                                 27,288
                                                                     ----------
                                                                         67,287
                                                                     ----------
         PHARMACEUTICALS -- 8.6%
   125   Alcon, Inc. (Switzerland)                                       13,033
   495   Dr. Reddy's Laboratories Ltd. ADR (India)                       15,543
   475   GlaxoSmithKline plc ADR (Britain)                               24,847
   365   Roche Holding ADR (Switzerland)                                 27,521
   495   Teva Pharmaceutical Industries Ltd. ADR (Israel)                20,384
                                                                     ----------
                                                                        101,328
                                                                     ----------
         RAILROADS -- 1.4%
   364   Canadian National Railway Co. (Canada)                          16,482
                                                                     ----------

         SEMICONDUCTORS -- 5.4%
   705   ADVANTEST CORP. ADR (Japan)                                     20,960
 2,915   ARM Holdings plc ADR (United Kingdom)                           20,084
 2,188   Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)        22,011
                                                                     ----------
                                                                         63,055
                                                                     ----------
         TELECOMMUNICATIONS EQUIPMENT & SERVICES -- 5.6%
   910   America Movil ADR (Mexico)                                      31,176
   965   Nokia Oyj ADR (Finland)                                         19,995
   674   Vodafone Group plc ADR (United Kingdom)                         14,087
                                                                     ----------
                                                                         65,258
                                                                     ----------
         TOOLS & HARDWARE -- 3.1%
 1,185   Makita Corp. ADR (Japan)                                        36,214
                                                                     ----------
         UTILITIES -- 1.6%
   330   Veolia Environnement ADR (France)                               18,325
                                                                     ----------
         TOTAL COMMON STOCKS (COST $866,465)                         $1,132,523
                                                                     ----------
         SHORT-TERM INVESTMENTS -- 3.4%
         GOVERNMENT AGENCY OBLIGATIONS -- 3.4%
38,985   FHLMC Discount Notes, 2.40%, 4/1/06                             38,985
                                                                     ----------
         MONEY MARKET FUNDS -- 0.0%
   410   FBR Fund for Government Investors                                  410
                                                                     ----------
         TOTAL SHORT-TERM INVESTMENTS (COST $39,395)                 $   39,395
                                                                     ----------
         TOTAL INVESTMENTS -- 99.9%                                  $1,171,918
            (COST $905,860)
         Other Assets In Excess Of Liabilities -- 0.1%                    1,401
                                                                     ----------
         NET ASSETS -- 100.0%                                        $1,173,319
                                                                     ==========

*    Non-income producing.

ADR  -- American Depositary Receipts

See accompanying notes to portfolio of investments.

                                                  THE NAVELLIER MILLENNIUM FUNDS

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2006 (Unaudited)

SECURITY VALUATION - Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less and short-term notes are valued at amortized cost, which approximates fair value.

SECURITY TRANSACTIONS - Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Realized gain and loss from securities transactions are computed on an identified cost basis.

FEDERAL TAX INFORMATION - As of March 31, 2006, The Navellier Millennium Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

                                   FEDERAL    GROSS UNREALIZED   GROSS UNREALIZED   NET UNREALIZED
                                  TAX COST      APPRECIATION       DEPRECIATION      APPRECIATION
                                 ----------   ----------------   ----------------   --------------
Top 20 Portfolio                 $7,686,765      $1,466,532          $(78,549)        $1,387,983
International Growth Portfolio   $  911,252      $  271,811          $(11,145)        $  260,666

Item 2:  Controls and Procedures

         (a) The registrant's principal executive officer and principal financial officer have reviewed and evaluated the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report and believe that they are operating effectively to ensure that material information relating to the registrant is disclosed to them by persons within the registrant or performing services for the registrant during this reporting period and that such procedures and controls also provide reasonable assurance that the information regarding financial reporting and financial statements is accurate and in accordance with generally accepted accounting principles.

         (b) There has been no change in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Date:  May 30, 2006                      THE NAVELLIER MILLENNIUM FUNDS

                                         By:      /s/ Louis G. Navellier
                                                  ------------------------------
                                                     Louis G. Navellier
                                                     Chief Executive Officer


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



Date:  May 30, 2006                      By:    /s/ Louis G. Navellier
                                                --------------------------------
                                                    Louis G. Navellier
                                                    Chief Executive Officer



Date:  May 30, 2006                      By:    /s/ Arjen Kuyper
                                                --------------------------------
                                                    Arjen Kuyper
                                                    Chief Financial Officer